Document and Entity Information	6 Months Ended
Sep. 30, 2023
Document and Entity Information
Document Type	6-K
Document Period End Date	Sep. 30, 2023
Entity Registrant Name	VODAFONE GROUP PUBLIC LTD CO
Entity Central Index Key	0000839923
Current Fiscal Year End Date	--03-31
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	Q2
Amendment Flag	false